TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2025	2024
Trade receivables	$920	$808
Prepaids and other	207	174
Sales tax receivables	208	193
Inventory	177	154
Tax receivables	377	91
Deposits and advances	142	200
Collateral deposits(1)	151	197
Current portion of contract asset	74	65
Other short-term receivables	286	242
	$2,542	$2,124
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.
As at December 31, 2025, 88% (2024: 83%) of trade receivables were current. Brookfield Renewable does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2025 and 2024 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.